Debt Consists Of The Following (Tables)	6 Months Ended
Jun. 30, 2013
Debt Consists Of The Following
Debt Consists Of The Following

Debt as of June 30, 2013 and December 31, 2012 consists of the following:

Description	June 30, 2013	December 31, 2012
Notes payable

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), in the principal amount of $50,000 at an annual interest rate of 2%. Principal and accrued and unpaid interest was due on December 24, 2012, which was verbally extended until December 24, 2013.  The Note is secured by 3,750,000 shares of Common Stock owned by Dan Ferris, our President and sole director.  On November 12, 2012, Fairhills transferred all rights and obligations under the Note to Deer Valley Management, LLC ("Deer Valley").  In March 2013, the Company paid $25,000 to Deer Valley to pay down the outstanding balance on its loan.  In May 2013, the remaining $25,000 balance due on this loan was rep aid by a shareholder.

	$-	$50,000

Convertible note payable

In June 2013, the Company borrowed $50,000 from KVM Capital Partners LLC, the repayment of which is to be made on the following terms: (a) the unpaid principal amount accrues interest at the rate of eight percent (8%) per annum, (b) the unpaid principal and all accrued but unpaid interest thereon will be due and payable on December 15, 2013, and (c) any portion of the unpaid principal and accrued but unpaid interest may be prepaid by the Company, without penalty. The proceeds of the loan will be used to make certain payments relating to the Company's mine tailings joint venture in Chihuahua, Mexico, and for general operating expenses.  The note is convertible into 4,761,905 shares of the Company’s common stock.  The Company recorded a discount related to the bifurcation of the derivative liability.  The conversion price shall mean 65% multiplied by the Market Price (as defined herein) (representing a discount rate of 35%).  "Market Price" means the average of the lowes three (3) Trading Price for the Common Stock during the tenth (10) trading day period ending the latest complete trading day prior to the conversion date.

	$50,000	$-
Less: Discount	(50,000)	-
Add: Amortization of discounts	9,000	-
Total convertible notes payable, net of discount	$9,000	$-